AUSA FINANCIAL FREEDOM BUILDERSM
                      SUPPLEMENT DATED FEBRUARY 12, 2001 TO
                  PROSPECTUS DATED MAY 1, 2000, AS SUPPLEMENTED
                                SEPTEMBER 1, 2000

On or about February 12, 2001, the WRL Series Fund, Inc. (the "WRL Fund") will offer one new investment option under this Policy.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 5 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENT OPTIONS":

WRL SERIES FUND, INC.

         WRL LKCM Capital Growth

THE FOLLOWING INFORMATION IS ADDED TO THE PORTFOLIO ANNUAL EXPENSE TABLE ON PAGE 12 OF THE PROSPECTUS:

------------------------------------- ---------------- ----------- ------------ --------------------
                                        MANAGEMENT       OTHER     RULE 12B-1     TOTAL PORTFOLIO
             PORTFOLIO                     FEES         EXPENSES      FEES        ANNUAL EXPENSES
------------------------------------- ---------------- ----------- ------------ --------------------
WRL LKCM Capital Growth (10)               0.80%         0.20%         N/A             1.00%
------------------------------------- ---------------- ----------- ------------ --------------------

THE FOLLOWING IS ADDED TO THE TABLE IN FOOTNOTE (6) ON PAGES 12-13 OF THE
PROSPECTUS:

------------------------------------- ------------- --------------------- --------------------------
                                        EXPENSE     REIMBURSEMENT AMOUNT    EXPENSE RATIO WITHOUT
                                         LIMIT                                  REIMBURSEMENT
------------------------------------- ------------- --------------------- --------------------------
WRL LKCM Capital Growth                  1.00%              N/A                      N/A
------------------------------------- ------------- --------------------- --------------------------

THE FOLLOWING FOOTNOTE IS ADDED TO PAGE 13 OF THE PROSPECTUS:

(10) Because this portfolio did not commence operations until February 12, 2001, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

THE FOLLOWING INFORMATION IS ADDED TO PAGES 15 - 17 OF THE PROSPECTUS UNDER THE HEADING "THE SEPARATE ACCOUNT AND THE PORTFOLIOS - THE FUNDS":

             PORTFOLIO                      SUB-ADVISER OR ADVISER               INVESTMENT OBJECTIVE

WRL LKCM Capital Growth               Luther King Capital Management      Seeks long-term growth of capital
                                      Corporation                         through a disciplined investment
                                                                          approach focusing on companies
                                                                          with superior growth prospects.

THE FOLLOWING PARAGRAPH IS MODIFIED ON PAGE 58 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - RATES OF RETURN":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth, WRL LKCM Capital Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the above chart does not reflect rates of return for these portfolios.

THE FOLLOWING PARAGRAPH IS MODIFIED ON PAGE 67 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - HYPOTHETICAL ILLUSTRATIONS BASED ON SUBACCOUNT PERFORMANCE":

         Because the WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL
T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap subaccounts did not commence operations until May 3, 1999, the Fidelity VIP Equity-Income Portfolio
- Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2, WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2) and WRL Gabelli Global Growth subaccounts did not commence operations until September 1, 2000, and the WRL LKCM Capital Growth subaccount did not commence operations until February 12, 2001, there are no hypothetical illustrations for these subaccounts.

THE FOLLOWING PARAGRAPH IS MODIFIED ON PAGE 73 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth, WRL LKCM Capital Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the estimated average annual portfolio expense level reflects estimated expenses for each of these portfolios for 2000.

WRL00040-2/2001